Allowance for Loan Losses	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Allowance for Loan Losses

Note 6:    Allowance for Loan Losses

Loans Evaluated for Impairment

Loan receivables evaluated for impairment individually and collectively by segment as of September 30, 2016 and December 31, 2015 are as follows:

(Dollars in thousands) As of September 30, 2016	Mortgage Loans on Real Estate	Commercial and Industrial	Consumer Loans	Total
Individually evaluated for impairment	$10,426	$93	$—	$10,519
Collectively evaluated for impairment	317,552	36,503	3,615	357,670

Total Gross Loans	$327,978	$36,596	$3,615	$368,189

As of December 31, 2015	Mortgage Loans on Real Estate	Commercial and Industrial	Consumer Loans	Total
Individually evaluated for impairment	$10,542	$284	$—	$10,826
Collectively evaluated for impairment	296,561	34,820	5,015	336,396

Total Gross Loans	$307,103	$35,104	$5,015	$347,222

Allowance for Loan Losses

The allowance for loan losses disaggregated based on loan receivables evaluated for impairment individually and collectively by segment as of September 30, 2016 and December 31, 2015 are as follows:

(Dollars in thousands) As of September 30, 2016	Mortgage Loans on Real Estate	Commercial and Industrial	Consumer Loans	Total
Individually evaluated for impairment	$751	$92	$—	$843
Collectively evaluated for impairment	2,457	388	53	2,898

Total allowance for loan losses	$3,208	$480	$53	$3,741

As of December 31, 2015	Mortgage Loans on Real Estate	Commercial and Industrial	Consumer Loans	Total
Individually evaluated for impairment	$1,256	$278	$—	$1,534
Collectively evaluated for impairment	2,246	321	122	2,689

Total allowance for loan losses	$3,502	$599	$122	$4,223

A disaggregation and an analysis of the change in the allowance for loan losses by segment is shown below.

(Dollars in thousands)	Mortgage Loans on Real Estate	Commercial and Industrial	Consumer Loans	Total
For the Three Months Ended September 30, 2016
ALLOWANCE FOR LOAN LOSSES:
Beginning Balance	$2,995	$435	$117	$3,547
Reclassification of allowance related to sold loans	—	—	(27)	(27)
(Charge-offs)	(46)	—	(10)	(56)
Recoveries	15	—	3	18
Provision	244	45	(30)	259

Ending Balance	$3,208	$480	$53	$3,741

	Mortgage Loans on Real Estate	Commercial and Industrial	Consumer Loans	Total
For the Three Months Ended September 30, 2015
ALLOWANCE FOR LOAN LOSSES:
Beginning Balance	$2,889	$420	$130	$3,439
(Charge-offs)	(12)	(132)	(17)	(161)
Recoveries	6	—	6	12
Provision	(69)	145	8	84

Ending Balance	$2,814	$433	$127	$3,374

(Dollars in thousands)	Mortgage Loans on Real Estate	Commercial and Industrial	Consumer Loans	Total
For the Nine Months Ended September 30, 2016
ALLOWANCE FOR LOAN LOSSES:
Beginning Balance	$3,502	$599	$122	$4,223
Reclassification of allowance related to sold loans	—	—	(27)	(27)
(Charge-offs)	(702)	(158)	(41)	(901)
Recoveries	25	5	9	39
Provision	383	34	(10)	407

Ending Balance	$3,208	$480	$53	$3,741

	Mortgage Loans on Real Estate	Commercial and Industrial	Consumer Loans	Total
For the Nine Months Ended September 30, 2015
ALLOWANCE FOR LOAN LOSSES:
Beginning Balance	$2,778	$323	$104	$3,205
(Charge-offs)	(13)	(132)	(103)	(248)
Recoveries	16	—	47	63
Provision	33	242	79	354

Ending Balance	$2,814	$433	$127	$3,374

Internal Risk Rating Grades

Internal risk rating grades are generally assigned to commercial loans not secured by real estate, commercial mortgages, residential mortgages greater than $1 million, smaller residential mortgages which are impaired, loans to real estate developers and contractors, consumer loans greater than $250,000 with chronic delinquency, and TDRs, as shown in the following table. The grading analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled. Risk grades (refer to Note 2) are evaluated as new information becomes available for each borrowing relationship or at least quarterly.

(Dollars in thousands) As of September 30, 2016	Construction, Land and Land Development	Farmland	Commercial Mortgages (Non-Owner Occupied)	Commercial Mortgages (Owner Occupied)	Commercial and Industrial	Total
Grade:
Pass	$34,042	$1,051	$24,398	$36,044	$35,026	$130,561
Watch	5,466	—	4,212	5,433	1,193	16,304
Special mention	182	—	273	1,467	126	2,048
Substandard	1,840	—	248	2,560	251	4,899
Doubtful	—	—	—	—	—	—

Total	$41,530	$1,051	$29,131	$45,504	$36,596	$153,812

As of December 31, 2015	Construction, Land and Land Development	Farmland	Commercial Mortgages (Non-Owner Occupied)	Commercial Mortgages (Owner Occupied)	Commercial and Industrial	Total
Grade:
Pass	$34,692	$1,030	$24,258	$33,023	$29,383	$122,386
Watch	5,337	—	4,564	4,968	5,202	20,071
Special mention	1,119	—	—	2,687	148	3,954
Substandard	981	—	264	3,278	371	4,894
Doubtful	—	—	—	—	—	—

Total	$42,129	$1,030	$29,086	$43,956	$35,104	$151,305

Loans not assigned internal risk rating grades are comprised of smaller residential mortgages and smaller consumer loans. Payment activity of these loans is reviewed monthly by management. However, some of these loans are graded when the borrower’s total exposure to the Bank exceeds the limits noted above. Loans are considered to be nonperforming when they are delinquent by 90 days or more or non-accruing and credit risk is primarily evaluated by delinquency status, as shown in the table below.

(Dollars in thousands) As of September 30, 2016 PAYMENT ACTIVITY STATUS	Residential First Mortgages(1)	Residential Revolving and Junior Mortgages(2)	Consumer Loans(3)	Total
Performing	$183,097	$25,176	$3,615	$211,888
Nonperforming	2,276	213	—	2,489

Total	$185,373	$25,389	$3,615	$214,377

As of December 31, 2015 PAYMENT ACTIVITY STATUS	Residential First Mortgages(4)	Residential Revolving and Junior Mortgages(5)	Consumer Loans(6)	Total
Performing	$161,564	$26,220	$4,996	$192,780
Nonperforming	2,841	277	19	3,137

Total	$164,405	$26,497	$5,015	$195,917

(1)	Residential First Mortgages which have been assigned a risk rating grade of Substandard totaled $3.3 million as of September 30, 2016.
(2)	Residential Revolving and Junior Mortgages which have been assigned a risk rating grade of Substandard totaled $265 thousand as of September 30, 2016.
(3)	No Consumer Loans had been assigned a risk rating grade of Substandard as of September 30, 2016.
(4)	Residential First Mortgages which have been assigned a risk rating grade of Substandard totaled $3.9 million as of December 31, 2015.
(5)	Residential Revolving and Junior Mortgages which have been assigned a risk rating grade of Substandard totaled $372 thousand as of December 31, 2015.
(6)	No Consumer Loans had been assigned a risk rating grade of Substandard as of December 31, 2015.

Impaired Loans

The following tables show the Company’s recorded investment and the customers’ unpaid principal balances for impaired loans, with the associated allowance amount, if applicable, as of September 30, 2016 and December 31, 2015, along with the average recorded investment and interest income recognized for the three and nine months ended September 30, 2016 and 2015, respectively.

(Dollars in thousands) IMPAIRED LOANS	At September 30, 2016			At December 31, 2015
	Recorded Investment	Customers’ Unpaid Principal Balance	Related Allowance	Recorded Investment	Customers’ Unpaid Principal Balance	Related Allowance
With no related allowance:
Construction, land and land development	$1,532	$1,540	$—	$445	$451	$—
Residential First Mortgages	2,520	2,552	—	3,130	3,166	—
Residential Revolving and Junior Mortgages(1)	951	951	—	233	233	—
Commercial Mortgages (Non-owner occupied)	248	248	—	264	264	—
Commercial Mortgages (Owner occupied)	2,050	2,356	—	1,352	1,390	—
Commercial and Industrial	—	—	—	—	—	—

	7,301	7,647	—	5,424	5,504	—

With an allowance recorded:
Construction, land and land development	248	287	150	262	290	120
Residential First Mortgages	1,961	1,961	366	2,507	2,507	308
Residential Revolving and Junior Mortgages(1)	232	235	148	258	259	150
Commercial Mortgages (Non-owner occupied)	—	—	—	—	—	—
Commercial Mortgages (Owner occupied)	684	692	87	2,091	2,348	678
Commercial and Industrial	93	101	92	284	285	278

	3,218	3,276	843	5,402	5,689	1,534

Total Impaired Loans:
Construction, land and land development	1,780	1,827	150	707	741	120
Residential First Mortgages	4,481	4,513	366	5,637	5,673	308
Residential Revolving and Junior Mortgages(1)	1,183	1,186	148	491	492	150
Commercial Mortgages (Non-owner occupied)	248	248	—	264	264	—
Commercial Mortgages (Owner occupied)	2,734	3,048	87	3,443	3,738	678
Commercial and Industrial	93	101	92	284	285	278

	$10,519	$10,923	$843	$10,826	$11,193	$1,534

(1)	Junior mortgages include equity lines.

	For the three months ended				For the nine months ended
	September 30, 2016		September 30, 2015		September 30, 2016		September 30, 2015
(Dollars in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance:
Construction, land and land development	$1,533	$14	$448	$—	$1,262	$41	$449	$—
Residential First Mortgages	2,618	4	2,061	18	2,432	9	1,813	53
Residential Revolving and Junior Mortgages(1)	951	9	50	1	739	30	50	2
Commercial Mortgages (Non-owner occupied)	248	4	264	4	252	11	264	12
Commercial Mortgages (Owner occupied)	2,104	9	1,354	8	1,982	26	1,036	20
Commercial and Industrial	—	—	—	—	—	—	—	—
Consumer(2)	—	—	3	—	—	—	4	—

	7,454	40	4,180	31	6,667	117	3,616	87

With an allowance recorded:
Construction, land and land development	250	1	268	1	255	3	272	4
Residential First Mortgages	1,965	24	1,741	21	1,956	66	1,748	64
Residential Revolving and Junior Mortgages(1)	234	—	209	2	209	4	191	6
Commercial Mortgages (Non-owner occupied)	—	—	—	—	—	—	—	—
Commercial Mortgages (Owner occupied)	686	5	1,152	6	691	17	1,156	21
Commercial and Industrial	92	—	120	—	105	1	91	—
Consumer(2)	—	—	—	—	—	—	—	—

	3,227	30	3,490	30	3,216	91	3,458	95

Total
Construction, land and land development	1,783	15	716	1	1,517	44	721	4
Residential First Mortgages	4,583	28	3,802	39	4,388	75	3,561	117
Residential Revolving and Junior Mortgages(1)	1,185	9	259	3	948	34	241	8
Commercial Mortgages (Non-owner occupied)	248	4	264	4	252	11	264	12
Commercial Mortgages (Owner occupied)	2,790	14	2,506	14	2,673	43	2,192	41
Commercial and Industrial	92	—	120	—	105	1	91	—
Consumer(2)	—	—	3	—	—	—	4	—

	$10,681	$70	$7,670	$61	$9,883	$208	$7,074	$182

(1)	Junior mortgages include equity lines.
(2)	Includes credit cards.

Smaller non-accruing loans and non-accruing loans that are not graded because they are included in homogenous pools generally do not meet the criteria for impairment testing, and are therefore excluded from impaired loan disclosures. At September 30, 2016 and December 31, 2015, non-accruing loans excluded from impaired loan disclosure totaled $77 thousand and $95 thousand, respectively. If interest on these non-accruing loans had been accrued, such income would have approximated $1 thousand during both the three months ended September 30, 2016 and 2015 and $3 thousand and $9 thousand during the nine months ended September 30, 2016 and 2015, respectively.

Loan Modifications

Loans modified as TDRs are considered impaired and are individually evaluated for the amount of impairment in the ALL. The following table presents, by segments of loans, information related to loans modified as TDRs during the three and nine months ended September 30, 2016 and 2015.

	For the three months ended September 30, 2016			For the three months ended September 30, 2015
(Dollars in thousands) TROUBLED DEBT RESTRUCTURINGS	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Residential first mortgages(1)	—	$—	$—	1	$213	$211

(1)	Modification was an extension of loan terms.

	For the nine months ended September 30, 2016			For the nine months ended September 30, 2015
(Dollars in thousands) TROUBLED DEBT RESTRUCTURINGS	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Residential first mortgages(2)(1)	1	$244	$244	1	$213	$211
Commercial mortgage (Owner occupied)(2)	—	—	—	1	105	124

(1)	Modification was an extension of loan terms.
(2)	Modification was a capitalization of interest.

(Dollars in thousands)	For the three months ended September 30, 2016		For the three months ended September 30, 2015
TROUBLED DEBT RESTRUCTURINGS THAT SUBSEQUENTLY DEFAULTED	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
Commercial and industrial	—	$—	—	$—

(Dollars in thousands)	For the nine months ended September 30, 2016		For the nine months ended September 30, 2015
TROUBLED DEBT RESTRUCTURINGS THAT SUBSEQUENTLY DEFAULTED	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
Commercial mortgage (Owner occupied)	—	$—	1	$124

Other Real Estate Owned

The table below details the properties included in other real estate owned (“OREO”) as of September 30, 2016 and December 31, 2015. There were three collateralized consumer residential mortgage loans with an aggregate balance of $601 thousand from two borrowers in the process of foreclosure as of September 30, 2016.

	As of September 30, 2016		As of December 31, 2015
(Dollars in thousands)	No. of Properties	Carrying Value	No. of Properties	Carrying Value
Residential	3	$1,172	3	$540
Land lots	6	536	7	413
Convenience stores	1	59	2	191
Restaurant	1	55	1	55
Commercial properties	3	942	3	671

Total	14	$2,764	16	$1,870

Included in other assets as of September 30, 2016, was one residential property purchased in 2013 from a related party with a value of $708 thousand and a former branch, which was closed April 30, 2015, with a value of $403 thousand. Both properties are being marketed for sale.

Note 6. Allowance for Loan Losses

A disaggregation of and an analysis of the change in the allowance for loan losses by segment is shown below.

	Mortgage	Commercial	Consumer
	Loans on	and	and other
(Dollars in thousands)	Real Estate	Industrial	Loans	Total
For the Twelve Months Ended December 31, 2015
Beginning Balance	$2,778	$323	$104	$3,205
(Charge-offs)	(521)	(9)	(128)	(658)
Recoveries	27	—	52	79
Provision	1,218	285	94	1,597

Ending Balance	$3,502	$599	$122	$4,223

Individually evaluated for impairment	$1,256	$278	$—	$1,534
Collectively evaluated for impairment	2,246	321	122	2,689

	Mortgage	Commercial	Consumer
	Loans on	and	and Other
(Dollars in thousands)	Real Estate	Industrial	Loans	Total
For the Twelve Months Ended December 31, 2014
Beginning Balance	$2,465	$256	$204	$2,925
(Charge-offs)	(313)	—	(79)	(392)
Recoveries	36	—	25	61
Provision	590	67	(46)	611

Ending Balance	$2,778	$323	$104	$3,205

Individually evaluated for impairment	$665	$—	$11	$676
Collectively evaluated for impairment	2,113	323	93	2,529

Loan receivables evaluated for impairment individually and collectively by segment as of December 31, 2015 and 2014 are as follows:

	Mortgage	Commercial	Consumer
(Dollars in thousands)	Loans	and	and Other
	on Real Estate	Industrial	Loans	Total
As of December 31, 2015
Individually evaluated for impairment	$10,542	$284	$—	$10,826
Collectively evaluated for impairment	296,561	34,820	5,015	336,396

Total Gross Loans	$307,103	$35,104	$5,015	$347,222

As of December 31, 2014
Individually evaluated for impairment	$6,842	$—	$16	$6,858
Collectively evaluated for impairment	251,861	34,002	5,333	291,196

Total Gross Loans	$258,703	$34,002	$5,349	$298,054

Internal risk rating grades are shown in the following table.

	Construction,		Commercial	Commercial
	Land and		Mortgages	Mortgages	Commercial
(Dollars in thousands)	Land		(Non-Owner	(Owner	and
As of December 31, 2015	Development	Farmland	Occupied)	Occupied)	Industrial	Total
Grade:
Pass	$34,692	$1,030	$24,258	$33,023	$29,383	$122,386
Watch	5,337	—	4,564	4,968	5,202	20,071
Special mention	1,119	—	—	2,687	148	3,954
Substandard	981	—	264	3,278	371	4,894
Doubtful	—	—	—	—	—	—

Total	$42,129	$1,030	$29,086	$43,956	$35,104	$151,305

	Construction,		Commercial	Commercial
	Land and		Mortgages	Mortgages	Commercial
	Land		(Non-Owner	(Owner	and
As of December 31, 2014	Development	Farmland	Occupied)	Occupied)	Industrial	Total
Grade:
Pass	$34,913	$1,128	$16,426	$23,967	$31,041	$107,475
Watch	5,649	—	3,770	4,430	2,492	16,341
Special mention	1,403	—	—	2,789	154	4,346
Substandard	1,083	—	338	2,140	315	3,876
Doubtful	—	—	—	—	—	—

Total	$43,048	$1,128	$20,534	$33,326	$34,002	$132,038

Loans not assigned internal risk rating grades are comprised of smaller residential mortgages and smaller consumer loans. Payment activity of these loans is reviewed monthly by management. However, some of these loans are graded when the borrower’s total exposure to the Bank exceeds the limits noted above. Loans are considered to be nonperforming when they are delinquent by 90 days or more or non-accruing and credit risk is primarily evaluated by delinquency status, as shown in the table below.

		Residential
(Dollars in thousands)	Residential	Revolving
As of December 31, 2015	First	and Junior	Consumer
PAYMENT ACTIVITY STATUS	Mortgages(1)	Mortgages(2)	Loans(3)	Total
Performing	$161,564	$26,220	$4,996	$192,780
Nonperforming	2,841	277	19	3,137

Total	$164,405	$26,497	$5,015	$195,917

		Residential
	Residential	Revolving
As of December 31, 2014	First	and Junior	Consumer
PAYMENT ACTIVITY STATUS	Mortgages(4)	Mortgages(5)	Loans(6)	Total
Performing	$134,908	$25,369	$5,234	$165,511
Nonperforming	359	31	115	505

Total	$135,267	$25,400	$5,349	$166,016

Notes:

(1)	Residential First Mortgages which have been assigned a risk rating grade of Substandard totaled $3.9 million as of December 31, 2015.
(2)	Residential Revolving and Junior Mortgages which have been assigned a risk rating grade of Substandard totaled $372 thousand as of December 31, 2015.
(3)	No Consumer Loans have been assigned a risk rating grade of Substandard as of December 31, 2015.
(4)	Residential First Mortgages which have been assigned a risk rating grade of Substandard totaled $2.1 million as of December 31, 2014.
(5)	Residential Revolving and Junior Mortgages which have been assigned a risk rating grade of Substandard totaled $219 thousand as of December 31, 2014.
(6)	Consumer Loans which have been assigned a risk rating grade of Substandard totaled $1 thousand as of December 31, 2014.

The following tables show the Company’s recorded investment and the customers’ unpaid principal balances for impaired loans, with the associated allowance amount, if applicable, as of December 31, 2015 and 2014, along with the average recorded investment and interest income recognized for the years ended December 31, 2015 and 2014.

(Dollars in thousands)	As of December 31, 2015			As of December 31, 2014
	Recorded	Customers’ Unpaid	Related	Recorded	Customers’ Unpaid	Related
IMPAIRED LOANS	Investment	Principal Balance	Allowance	Investment	Principal Balance	Allowance
With no related allowance:
Construction, Land and Land Development	$445	$451	$—	$450	$452	$—
Residential First Mortgages	3,130	3,166	—	1,568	1,584	—
Residential Revolving and Junior Mortgages(1)	233	233	—	50	50	—
Commercial Mortgages (Non-owner occupied)	264	264	—	264	264	—
Commercial Mortgages (Owner occupied)	1,352	1,390	—	1,887	1,916	—
Commercial and Industrial	—	—	—	—	—	—
Consumer(2)	—	—	—	5	5	—

	5,424	5,504	—	4,224	4,271	—

With an allowance recorded:
Construction, Land and Land Development	262	290	120	277	292	144
Residential First Mortgages	2,507	2,507	308	2,173	2,173	437
Residential Revolving and Junior Mortgages(1)	258	259	150	173	173	84
Commercial Mortgages (Non-owner occupied)	—	—	—	—	—	—
Commercial Mortgages (Owner occupied)	2,091	2,348	678	—	—	—
Commercial and Industrial	284	285	278	—	—	—
Consumer(2)	—	—	—	11	11	11

	5,402	5,689	1,534	2,634	2,649	676

Total Impaired Loans:
Construction, Land and Land Development	707	741	120	727	744	144
Residential First Mortgages	5,637	5,673	308	3,741	3,757	437
Residential Revolving and Junior Mortgages(1)	491	492	150	223	223	84
Commercial Mortgages (Non-owner occupied)	264	264	—	264	264	—
Commercial Mortgages (Owner occupied)	3,443	3,738	678	1,887	1,916	—
Commercial and Industrial	284	285	278	—	—	—
Consumer(2)	—	—	—	16	16	11

	$10,826	$11,193	$1,534	$6,858	$6,920	$676

Notes:

(1)	Junior mortgages include equity lines.
(2)	Includes credit cards.

	For the Year Ended		For the Year Ended
	December 31, 2015		December 31, 2014
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
(Dollars in thousands)	Investment	Recognized	Investment	Recognized
With no related allowance:
Construction, Land and Land Development	$448	$—	$451	$3
Residential First Mortgages	2,077	74	1,148	49
Residential Revolving and Junior Mortgages(1)	87	5	10	—
Commercial Mortgages (Non-owner occupied)	264	16	264	16
Commercial Mortgages (Owner occupied)	1,099	28	1,911	79
Commercial and Industrial	—	—	—	—
Consumer(2)	—	—	6	—

	3,975	123	3,790	147

With an allowance recorded:
Construction, Land and Land Development	270	5	168	4
Residential First Mortgages	1,900	90	2,184	100
Residential Revolving and Junior Mortgages(1)	204	11	174	9
Commercial Mortgages (Non-owner occupied)	—	—	—	—
Commercial Mortgages (Owner occupied)	1,343	39	—	—
Commercial and Industrial	130	2	—	—
Consumer(2)	—	—	24	2

	3,847	147	2,550	115

Total
Construction, Land and Land Development	718	5	619	7
Residential First Mortgages	3,977	164	3,332	149
Residential Revolving and Junior Mortgages(1)	291	16	184	9
Commercial Mortgages (Non-owner occupied)	264	16	264	16
Commercial Mortgages (Owner occupied)	2,442	67	1,911	79
Commercial and Industrial	130	2	—	—
Consumer(2)	—	—	30	2

	$7,822	$270	$6,340	$262

Notes:

(1)	Junior mortgages include equity lines.
(2)	Includes credit cards.

Smaller non-accruing loans and non-accruing loans that are not graded because they are included in homogenous pools generally do not meet the criteria for impairment testing, and are therefore excluded from impaired loan disclosures. At December 31, 2015 and 2014, non-accruing loans excluded from impaired loan disclosure totaled $95 thousand and $663 thousand, respectively. If interest on these non-accruing loans had been accrued, such income would have approximated $5 thousand and $32 thousand during the years ended December 31, 2015 and 2014, respectively.

Loans modified as TDRs are considered impaired and are individually evaluated for the amount of impairment in the ALL. The following table presents, by segments of loans, information related to loans modified as TDRs during the years ended December 31, 2015 and 2014.

	For the Year Ended			For the Year Ended
	December 31, 2015			December 31, 2014
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
(Dollars in thousands)		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
TROUBLED DEBT RESTRUCTURINGS	Loans	Investment	Investment	Loans	Investment	Investment
Construction, land and land development(1)	—	$—	$—	2	$282	$277
Residenital first mortages(1)	2	988	986	—	—	—
Residential revolving and junior mortgages(1)	—	—	—	1	50	50
Commercial mortgages (Owner occupied)(2)	1	105	124	—	—	—

Notes:

(1)	Modifications were an extension of the loan terms.
(2)	Modifications were capitalization of the interest.

	For the Year Ended		For the Year Ended
	December 31, 2015		December 31, 2014
TROUBLED DEBT RESTRUCTURINGS	Number of	Recorded	Number of	Recorded
THAT SUBSEQUENTLY DEFAULTED	Loans	Investment	Loans	Investment
Residential revolving and junior mortgages	—	$—	1	$75
Commercial mortgages (Owner occupied)	1	124	2	255

Of the TDRs restructured in 2015 and 2014 which did not subsequently default, all are performing. The loan that defaulted in 2015 was charged-off. Of the three loans that defaulted in 2014, one loan in the amount of $75 thousand was charged-off. There were 16 TDRs with an aggregate balance of $3.5 million and 14 TDRs with an aggregate balance of $2.5 million outstanding as of December 31, 2015 and December 31, 2014.